Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE	$ 1,304
COST OF REVENUE	2,816
GROSS LOSS	(1,512)
OPERATING EXPENSES:
Research and development	17,122	9,210	2,717
Sales and Marketing	7,033	12,445	1,556
General and administrative	34,709	22,268	18,298
Other expenses	1,182
TOTAL OPERATING EXPENSES	60,046	43,923	22,571
OPERATING LOSS	(61,558)	(43,923)	(22,571)
FINANCIAL INCOME (EXPENSES), net	(288)	108	8
OPERATING LOSS BEFORE INCOME TAXES	(61,846)	(43,815)	(22,563)
INCOME TAX BENEFIT	48
NET LOSS	$ (61,798)	$ (43,815)	$ (22,563)
BASIC AND DILUTED LOSS PER SHARE (in Dollars per share)	$ (1.28)	$ (1.23)	$ (0.9)
THE WEIGHTED AVERAGE OF THE NUMBER OF ORDINARY SHARES (in thousands) (in Shares)	48,216	35,654	25,181
NET LOSS	$ (61,798)	$ (43,815)	$ (22,563)
Other comprehensive loss:
Unrealized loss from available- for-sale securities	(607)
Total other comprehensive loss:	(607)
TOTAL COMPERHENSIVE LOSS	$ (62,405)	$ (43,815)	$ (22,563)